Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended									0 Months Ended		12 Months Ended
	May 27, 2012 years months resturants	Nov. 14, 2011	May 29, 2011	May 30, 2010	May 27, 2012 Minimum Y	May 27, 2012 Maximum Y	May 27, 2012 Building Y	May 27, 2012 Equipment Y	May 27, 2012 Capitalized Software Y	May 27, 2012 Definite-Lived Intangible Assets Y	May 30, 2010 Segment, Discontinued Operations LongHorn Steakhouse resturants	May 29, 2011 Segment, Discontinued Operations Red Lobster resturants	May 30, 2010 Segment, Discontinued Operations Red Lobster resturants	May 28, 2008 Segment, Discontinued Operations Bahama Breeze Restaurants resturants	May 27, 2007 Segment, Discontinued Operations Bahama Breeze Restaurants resturants	Nov. 14, 2011 Eddie Vs Prime Seafood resturants	Nov. 14, 2011 Wildfish Seafood Grille resturants	May 27, 2012 Lease Agreements years	May 27, 2012 Puerto Rico LongHorn Steakhouse Franchised Units resturants	May 27, 2012 Japan Red Lobster Franchised Units resturants	May 27, 2012 United Arab Emirates Red Lobster Franchised Units resturants
Number of restaurants (restaurants)	3										3	2	3	9	9				5	22	1
Number of resturants acquired (restaurants)																8	3
Cash paid to acquire restaurants		$ 58.5
Estimated useful life of property, plant and equipment, minimum (years)	5						7	2
Estimated useful life of property, plant and equipment, maximum (years)	23						40	10
Acquired finite-lived intangible asset, weighted average useful life (years)																		16
Business combination, integration related costs	2.9
Finite lived intangible assets, useful life minimum (years)									3	1
Finite lived intangible assets, useful life maximum (years)									10	20
Future Amortization Expense, Year One	10.0
Future Amortization Expense, Year Two	10
Future Amortization Expense, Year Three	10
Future Amortization Expense, Year Four	10
Future Amortization Expense, Year Five	10
Maximum write down of goodwill, other indefinite lived intangible assets and any other assets to cause leverage ratio to exceed permitted maximum	850.0
Minimum eligible amount for maintenance of worker's compensation liability	0.5
Minimum eligible amount for maintenance of general liability claims	0.5
Revenue recognition gift cards breakage redeemption period (years)	10 years
Renewal period of lease arrangements (years)					5	20
Aggregate cumulative translation losses	$ 1.6		$ 0.4	$ 2.2